Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Neuberger Berman Short Duration Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.36%	2.07%	1.47%
Neuberger Berman Short Duration Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.14%	0.60%	0.40%
Neuberger Berman Short Duration Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.72%	0.96%	0.66%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.61%	1.51%	1.27%